Artisan Value Fund
ARTISAN VALUE FUND Investor – ARTLX Advisor – APDLX Institutional – APHLX
INVESTMENT OBJECTIVE
The Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Artisan Value Fund	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Exchange Fee	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Artisan Value Fund		Investor	Advisor [1]	Institutional
Management Fees		0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.30%	0.12%	0.05%
Total Annual Fund Operating Expenses		1.00%	0.82%	0.75%
Fee Waiver and Expense Reimbursement	[2]		none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.00%	0.82%	0.75%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners") has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 0.88% of the average daily net assets of the Advisor Share class. This contract continues through February 1, 2017, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artisan Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	102	318	552	1,225
Advisor	84	262	455	1,014
Institutional	77	240	417	930

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.07% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range. The team seeks to invest in companies that are undervalued, in solid financial condition and have attractive business economics. The team believes that companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. The team prefers companies with an acceptable level of debt and positive cash flow. At a minimum, the team seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund may invest up to 25% of its total assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.
PRINCIPAL RISKS
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Small and Medium-Sized Company Risks. Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level the team considers its intrinsic value.
  Foreign Investing Risks. Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.
  Currency Risks. Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through U.S. dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the U.S. dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
  Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
  Operational and Cybersecurity Risk. Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter 22.76% (quarter ended 6/30/09) Worst Quarter -24.29% (quarter ended 12/31/08)
Average Annual Total Returns (For Periods Ended 12/31/2015)
The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2015. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are shown only for Investor Shares, and the after tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2015 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For Periods Ended 12/31/2015
Average Annual Total Returns - Artisan Value Fund		1-Year	5-Year	Since Inception	Inception Date
Investor Shares	[1]	(9.10%)	7.54%	4.69%	Mar. 27, 2006
Investor Shares | Return after taxes on distributions	[1]	(11.07%)	6.31%	3.75%	Mar. 27, 2006
Investor Shares | Return after taxes on distributions and sale of Fund shares	[1]	(3.33%)	5.94%	3.65%	Mar. 27, 2006
Institutional Shares	[1]	(8.83%)		6.32%	Jul. 26, 2011
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]	0.92%	12.44%	7.07%	Mar. 27, 2006
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(3.83%)	11.27%	5.62%	Mar. 27, 2006
[1]	Because the Fund’s Advisor Shares have not been offered for a full calendar year, the information provided represents the performance of the Fund’s Investor Shares and Institutional Shares. Advisor Shares and the Fund’s other shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares and Institutional Shares because the Total Annual Fund Operating Expenses associated with each class will be different.

Updated performance information may be obtained by calling 800.344.1770. Updated performance information for Investor and Advisor Shares is also available at www.artisanpartners.com.